Investments (Change in Accounting Principle) (Details) (USD $)	12 Months Ended				12 Months Ended				3 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 General Finance Incorporated (GFI) [Member]	Dec. 31, 2012 General Finance Incorporated (GFI) [Member]	Dec. 31, 2011 General Finance Incorporated (GFI) [Member]	Dec. 31, 2010 General Finance Incorporated (GFI) [Member] Adjusted for prior periods beginning 2001 [Member]	Dec. 31, 2013 As Previously Reported [Member]	Sep. 30, 2013 As Previously Reported [Member]	Jun. 30, 2013 As Previously Reported [Member]	Mar. 31, 2013 As Previously Reported [Member]	Dec. 31, 2012 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2012 As Previously Reported [Member] General Finance Incorporated (GFI) [Member]	Dec. 31, 2011 As Previously Reported [Member] General Finance Incorporated (GFI) [Member]	Dec. 31, 2010 As Previously Reported [Member] General Finance Incorporated (GFI) [Member] Adjusted for prior periods beginning 2001 [Member]
Schedule of Equity Method Investments [Line Items]
Investments						$ 25,298,086											$ 27,380,650
Investments in affiliates	3,428,633	2,626,200			3,428,633	2,626,200											0
Retained earnings	98,518,546	97,758,013				97,758,013	98,320,771	102,802,198									97,214,376	97,751,202	102,270,564
Total stockholders' equity	114,432,381	102,902,450	98,642,947	101,628,691		102,902,450	98,642,947										102,358,813	98,073,378
Dividend income	1,673,430	65,555	285,283			65,555											71,177
Equity in affiliate earnings (losses), net of tax	127,446	(20,310)	37,935		127,446	(20,310)	37,935										0	0
Net income	$ 5,442,711	$ 3,129,785	$ 1,590,243			$ 3,129,785	$ 1,590,243		$ 3,551,689	$ 1,972,388	$ 1,878,751	$ (1,939,219)	$ (202,179)	$ 2,260,374	$ 3,336,857	$ (2,239,335)	$ 3,155,717	$ 1,552,308
Net income per share (in dollars per share)	$ 1.36	$ 0.78	$ 0.39			$ 0.78	$ 0.39		$ 0.88	$ 0.49	$ 0.47	$ (0.48)	$ (0.04)	$ 0.56	$ 0.83	$ (0.56)	$ 0.79	$ 0.38